Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 09, 2018	Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	MLM
Entity Registrant Name	MARTIN MARIETTA MATERIALS INC
Entity Central Index Key	0000916076
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding		62,803,002
Entity Public Float			$ 11,664,571,328